CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the form of the prospectus used with respect to Neuberger Berman Municipal Intermediate Bond Fund and Neuberger Berman Short Duration Bond Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 81 (“Amendment No. 81”) to the Registrant’s Registration Statement and (b) that Amendment No. 81 was filed electronically.

Dated:	June 10, 2010	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary